AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS — 82.0%
	AEROSPACE/DEFENSE — 0.7%
$10,000	TransDigm, Inc. 6.250%, 3/15/2026[1,2]	$9,647
	AGRICULTURE — 0.3%
5,000	Darling Ingredients, Inc. 5.250%, 4/15/2027[1,2]	4,838
	AIRLINES — 3.8%
33,000	American Airlines, Inc. 11.750%, 7/15/2025[2]	34,289
12,000	Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.750%, 1/20/2026[1,2,3]	10,676
10,000	United Airlines, Inc. 4.375%, 4/15/2026[1,2]	8,925
		53,890
	AUTO MANUFACTURERS — 0.8%
10,000	Ford Motor Co. 9.000%, 4/22/2025[1]	10,731
	AUTO PARTS & EQUIPMENT — 2.8%
9,000	American Axle & Manufacturing, Inc. 6.875%, 7/1/2028[1]	8,080
12,000	Clarios Global LP 6.750%, 5/15/2025[1,2,3]	11,885
20,000	Tenneco, Inc. 5.375%, 12/15/2024[1]	19,363
		39,328
	BUILDING MATERIALS — 1.6%
18,000	CP Atlas Buyer, Inc. 7.000%, 12/1/2028[1,2]	12,999
11,000	Koppers, Inc. 6.000%, 2/15/2025[1,2]	10,216
		23,215
	CHEMICALS — 5.0%
8,000	CVR Partners LP / CVR Nitrogen Finance Corp. 6.125%, 6/15/2028[1,2]	7,077
24,000	GPD Cos., Inc. 10.125%, 4/1/2026[1,2]	22,869
15,000	Innophos Holdings, Inc. 9.375%, 2/15/2028[1,2]	13,667
5,000	Iris Holdings, Inc. 8.750%, 2/15/2026[1,2]	4,000

AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CHEMICALS (Continued)
$7,000	Rayonier AM Products, Inc. 7.625%, 1/15/2026[1,2]	$6,108
17,000	Venator Finance Sarl / Venator Materials LLC 9.500%, 7/1/2025[1,2,3]	17,000
		70,721
	COMMERCIAL SERVICES — 1.4%
9,000	Alta Equipment Group, Inc. 5.625%, 4/15/2026[1,2]	7,695
8,000	Prime Security Services Borrower LLC / Prime Finance, Inc. 5.250%, 4/15/2024[2]	7,820
5,000	WASH Multifamily Acquisition, Inc. 5.750%, 4/15/2026[1,2]	4,713
		20,228
	COMPUTERS — 2.2%
6,000	NCR Corp. 5.750%, 9/1/2027[1,2]	5,325
12,000	Unisys Corp. 6.875%, 11/1/2027[1,2]	10,474
19,000	Virtusa Corp. 7.125%, 12/15/2028[1,2]	15,267
		31,066
	DISTRIBUTION/WHOLESALE — 1.1%
20,000	BCPE Empire Holdings, Inc. 7.625%, 5/1/2027[1,2]	16,282
	DIVERSIFIED FINANCIAL SERVICES — 3.7%
13,000	LFS Topco LLC 5.875%, 10/15/2026[1,2]	10,270
15,000	Nationstar Mortgage Holdings, Inc. 6.000%, 1/15/2027[1,2]	13,025
10,000	Navient Corp. 7.250%, 9/25/2023	9,892
	OneMain Finance Corp.
8,000	5.625%, 3/15/2023	7,895
12,000	6.125%, 3/15/2024[1]	11,460
		52,542
	ELECTRICAL COMPONENTS & EQUIPMENT — 0.7%
10,000	WESCO Distribution, Inc. 7.125%, 6/15/2025[1,2]	9,942

AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENGINEERING & CONSTRUCTION — 1.4%
$8,000	Artera Services LLC 9.033%, 12/4/2025[1,2]	$6,446
15,000	Railworks Holdings LP / Railworks Rally, Inc. 8.250%, 11/15/2028[1,2]	13,538
		19,984
	ENTERTAINMENT — 2.6%
	Cinemark USA, Inc.
7,000	5.875%, 3/15/2026[1,2]	6,242
16,000	5.250%, 7/15/2028[1,2]	12,858
4,000	Powdr Corp. 6.000%, 8/1/2025[1,2]	3,970
10,000	Six Flags Entertainment Corp. 4.875%, 7/31/2024[1,2]	9,500
5,000	Vail Resorts, Inc. 6.250%, 5/15/2025[1,2]	4,994
		37,564
	FOOD — 0.4%
9,000	H-Food Holdings LLC / Hearthside Finance Co., Inc. 8.500%, 6/1/2026[1,2]	6,300
	FOREST PRODUCTS & PAPER — 1.0%
15,000	Clearwater Paper Corp. 5.375%, 2/1/2025[2]	14,588
	HEALTHCARE-SERVICES — 6.8%
20,000	CHS/Community Health Systems, Inc. 8.000%, 3/15/2026[1,2]	18,085
10,000	Legacy LifePoint Health LLC 6.750%, 4/15/2025[1,2]	9,638
16,000	ModivCare, Inc. 5.875%, 11/15/2025[1,2]	14,720
15,000	RP Escrow Issuer LLC 5.250%, 12/15/2025[1,2]	12,964
15,000	Select Medical Corp. 6.250%, 8/15/2026[1,2]	14,002
	Tenet Healthcare Corp.
4,000	4.625%, 7/15/2024[1]	3,839
10,000	6.250%, 2/1/2027[1,2]	9,204
16,000	U.S. Acute Care Solutions LLC 6.375%, 3/1/2026[1,2]	14,328
		96,780

AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	HOME BUILDERS — 3.0%
$41,000	New Home Co., Inc. 7.250%, 10/15/2025[1,2]	$33,517
10,000	Picasso Finance Sub, Inc. 6.125%, 6/15/2025[1,2]	9,750
		43,267
	INTERNET — 1.9%
10,000	TripAdvisor, Inc. 7.000%, 7/15/2025[1,2]	9,698
18,000	Uber Technologies, Inc. 8.000%, 11/1/2026[1,2]	17,919
		27,617
	IRON/STEEL — 1.7%
10,000	Cleveland-Cliffs, Inc. 6.750%, 3/15/2026[1,2]	9,925
20,000	TMS International Corp. 6.250%, 4/15/2029[1,2]	14,478
		24,403
	LEISURE TIME — 1.2%
18,000	Carnival Corp. 7.625%, 3/1/2026[1,2,3]	13,905
5,000	Royal Caribbean Cruises Ltd. 5.500%, 8/31/2026[1,2,3]	3,695
		17,600
	LODGING — 2.6%
10,000	Hilton Domestic Operating Co., Inc. 5.375%, 5/1/2025[1,2]	9,800
17,000	Marriott Ownership Resorts, Inc. 6.125%, 9/15/2025[1,2]	16,823
10,000	Travel + Leisure Co. 5.650%, 4/1/2024[1]	9,825
		36,448
	MACHINERY-CONSTRUCTION & MINING — 0.6%
9,000	Manitowoc Co., Inc. 9.000%, 4/1/2026[1,2]	8,379
	MACHINERY-DIVERSIFIED — 0.7%
11,000	Titan Acquisition Ltd. / Titan Co.-Borrower LLC 7.750%, 4/15/2026[1,2,3]	10,111

AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	MEDIA — 10.8%
	Audacy Capital Corp.
$14,000	6.500%, 5/1/2027[1,2]	$8,331
34,000	6.750%, 3/31/2029[1,2]	18,105
20,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.500%, 5/1/2026[1,2]	19,510
14,000	Cengage Learning, Inc. 9.500%, 6/15/2024[1,2]	12,950
13,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc. 5.875%, 8/15/2027[1,2]	11,175
21,000	Gannett Holdings LLC 6.000%, 11/1/2026[1,2]	17,588
18,000	iHeartCommunications, Inc. 8.375%, 5/1/2027[1]	14,304
5,000	McGraw-Hill Education, Inc. 5.750%, 8/1/2028[1,2]	4,281
40,000	Townsquare Media, Inc. 6.875%, 2/1/2026[1,2]	35,602
8,000	Univision Communications, Inc. 6.625%, 6/1/2027[1,2]	7,605
5,000	Videotron Ltd. 5.375%, 6/15/2024[1,2,3]	4,963
		154,414
	METAL FABRICATE/HARDWARE — 0.8%
15,000	Park-Ohio Industries, Inc. 6.625%, 4/15/2027[1]	11,850
	MISCELLANEOUS MANUFACTURING — 2.8%
	FXI Holdings, Inc.
9,000	7.875%, 11/1/2024[1,2]	7,808
27,000	12.250%, 11/15/2026[1,2]	24,013
10,000	LSB Industries, Inc. 6.250%, 10/15/2028[1,2]	8,825
		40,646
	PACKAGING & CONTAINERS — 5.0%
5,000	Ball Corp. 5.250%, 7/1/2025	4,996
10,000	LABL, Inc. 6.750%, 7/15/2026[1,2]	9,005
	Mauser Packaging Solutions Holding Co.
18,000	8.500%, 4/15/2024[1,2]	17,740
23,000	7.250%, 4/15/2025[1,2]	20,067
	Sealed Air Corp.
10,000	5.125%, 12/1/2024[1,2]	9,925

AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	PACKAGING & CONTAINERS (Continued)
$10,000	5.500%, 9/15/2025[1,2]	$9,983
		71,716
	PHARMACEUTICALS — 0.7%
12,000	AdaptHealth LLC 6.125%, 8/1/2028[1,2]	10,614
	REITS — 3.4%
10,000	Apollo Commercial Real Estate Finance, Inc. 5.375%, 10/15/2023[4]	9,719
10,000	HAT Holdings I LLC / HAT Holdings II LLC 6.000%, 4/15/2025[1,2]	9,575
14,000	iStar, Inc. 4.750%, 10/1/2024[1]	13,181
5,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 7.500%, 6/1/2025[1,2]	4,990
12,000	Starwood Property Trust, Inc. 3.750%, 12/31/2024[1,2]	10,920
		48,385
	RETAIL — 2.6%
13,000	Dave & Buster's, Inc. 7.625%, 11/1/2025[1,2]	12,837
12,000	Guitar Center, Inc. 8.500%, 1/15/2026[1,2]	10,590
16,000	LSF9 Atlantis Holdings LLC / Victra Finance Corp. 7.750%, 2/15/2026[1,2]	13,547
		36,974
	SEMICONDUCTORS — 0.7%
10,000	Amkor Technology, Inc. 6.625%, 9/15/2027[1,2]	9,467
	SOFTWARE — 1.0%
5,000	Rocket Software, Inc. 6.500%, 2/15/2029[1,2]	3,644
7,000	SS&C Technologies, Inc. 5.500%, 9/30/2027[1,2]	6,527
5,000	Veritas US, Inc. / Veritas Bermuda Ltd. 7.500%, 9/1/2025[1,2]	3,719
		13,890
	TELECOMMUNICATIONS — 6.2%
8,000	Avaya, Inc. 6.125%, 9/15/2028[1,2]	5,220

AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	TELECOMMUNICATIONS (Continued)
$18,000	CommScope Technologies LLC 6.000%, 6/15/2025[1,2]	$15,570
20,000	Level 3 Financing, Inc. 5.375%, 5/1/2025[1]	19,250
20,000	Lumen Technologies, Inc. 6.750%, 12/1/2023	19,811
20,000	Sprint Corp. 7.875%, 9/15/2023	20,625
9,000	Viasat, Inc. 5.625%, 4/15/2027[1,2]	7,791
		88,267
	TOTAL CORPORATE BONDS
	(Cost $1,327,937)	1,171,694

Number of Shares
	MEDIUM TERM NOTES — 0.3%
	DIVERSIFIED FINANCIAL SERVICES — 0.3%
5,000	Navient Corp.	4,940
	TOTAL MEDIUM TERM NOTES
	(Cost $5,030)	4,940

Principal Amount
	SHORT-TERM INVESTMENTS — 20.7%
$295,530	UMB Bank Demand Deposit, 0.01%[5]	295,530
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $295,530)	295,530
	TOTAL INVESTMENTS — 103.0%
	(Cost $1,628,497)	1,472,164
	Liabilities in Excess of Other Assets — (3.0)%	(42,707)
	TOTAL NET ASSETS — 100.0%	$1,429,457

LP – Limited Partnership
LLC – Limited Liability Company

[1]Callable.
[2]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $976,873, which represents 68.3% of total net assets of the Fund.
[3]Foreign security denominated in U.S. Dollars.
[4]Convertible security.
[5]The rate is the annualized seven-day yield at period end.